Accounting standards	12 Months Ended
Dec. 31, 2024
Accounting standards [Abstract]
Accounting standards
3.

Accounting standards
A.

Changes in accounting policy
A number of amendments to existing standards became effective January 1, 2024 but, other than the one noted below, they were not applicable to the Company’s financial statements.
i.

Classification of liabilities as current or non-current
In January 2020 and October 2022,

the International Accounting Standards Board (IASB) issued amendments to IAS 1,
Presentation of Financial Statements (IAS 1 ) . The amendments clarify certain requirements for determining whether a liability is classified as current or non-current and require new disclosures for non-current loan liabilities that are subject to covenants within 12 months after the end of the reporting period. The amendments did not have a material impact on its financial statements.
B.

New standards and interpretations not yet adopted
A number of amendments to existing standards are not yet effective for the year ended December 31, 2024 and have not been applied in preparing these consolidated financial statements. Cameco does not intend to early adopt any of the amendments and does not expect them to have a material impact on its financial statements. The one new standard that is expected to have an impact on disclosures is described below.
i.

Financial statement presentation
In April 2024, the IASB issued IFRS 18, Presentation and Disclosure of Financial Statements (IFRS 18). IFRS 18 is effective for periods beginning on or after January 1, 2027, with early adoption permitted. IFRS 18 is expected to improve the quality of financial reporting by requiring defined subtotals in the statement of profit of loss, requiring disclosure about management-
defined performance measures, and adding new principles for aggregation and disaggregation of information. Cameco has not yet determined the impact of this standard on its disclosures.